EMPLOYMENT AND CONSULTING AGREEMENTS (Details Narrative) - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Mar. 30, 2016	Oct. 31, 2015	Sep. 30, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Jun. 01, 2015
Consulting expense under the agreements			$ 29,000	$ 460,000	$ 348,000
Consulting expense			$ 4,000	$ 48,000	$ 48,000
Purchase of common stock for the grant of options							33,000
Stock Options [Member]
Stock options granted	6,035	26,667			6,667	220,000